Post employment benefits - Schedule of charge before taxation (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	£ (29)	£ (87)	£ (38)
United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	(27)	(46)	(23)
Ireland
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	45	4	34
United States
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	(31)	(28)	(30)
Other
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	£ (16)	£ (17)	£ (19)